Other Non-Current Assets	12 Months Ended
Dec. 31, 2016
Other Non-Current Assets
10.	OTHER NON-CURRENT ASSETS

The Group recorded prepayment for construction in progress of $57,380 and $19,126 as other non-current assets for the years ended December 31, 2015 and 2016, respectively.

The Group recorded prepayment for construction in progress for discontinued operations of $39,680 and $35,754 as other assets held for sale for the years ended December 31, 2015 and 2016, respectively. (See Note 2)